Schedule of other income (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Other Income and Expenses [Abstract]
Government grants	$ 13,033	$ 16,628	$ 151,829
Usage of ISO13485 certified facilities	23,515	30,000
Cash fund transfer rebates	47	60	6
Other operating income expense net	$ 36,595	$ 46,688	$ 151,835